RELATED PARTY BALANCES AND TRANSACTIONS (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Related Party Balances And Transactions
Wages, salaries and allowances	$ 170	¥ 1,171	¥ 1,154
Housing subsidies	2	16	17
Contribution to pension plans	9	65	68
Total Compensation of key management personnel	$ 181	¥ 1,252	¥ 1,239